Average Annual Total Returns - THE GABELLI VALUE 25 FUND INC.	Apr. 30, 2021
StandardPoorsSP500Indexreflectsnodeductionforfeesexpensesortaxes [Member]
Average Annual Return:
1 Year	18.40%
5 Years	15.22%
10 Years	13.88%
Dow Jones Industrial Average (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	9.92%
5 Years	14.64%
10 Years	12.93%
NasdaqCompositeIndexreflectsnodeductionforfeesexpensesortaxes [Member]
Average Annual Return:
1 Year	44.92%
5 Years	22.12%
10 Years	18.46%
CLASS A
Average Annual Return:
1 Year	(0.26%)
5 Years	6.30%
10 Years	6.88%
CLASS A | After Taxes on Distributions
Average Annual Return:
1 Year	3.67%
5 Years	5.52%
10 Years	5.55%
CLASS A | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	4.97%
5 Years	5.76%
10 Years	5.85%
CLASS C
Average Annual Return:
1 Year	4.03%
5 Years	6.76%
10 Years	6.72%
CLASS I
Average Annual Return:
1 Year	6.28%
5 Years	7.99%
10 Years	7.87%
Class AAA
Average Annual Return:
1 Year	5.84%
5 Years	7.57%
10 Years	7.52%
Inception Date	Apr. 30, 2010